Adjusting Items Included in Net Financing Costs and Associates- Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of Adjusting Items [Line Items]
Impairment of investments held at fair value		£ 24	£ 24
Organigram Inc
Disclosure of Adjusting Items [Line Items]
Impaired investment net of tax	£ 59
ITC Ltd.
Disclosure of Adjusting Items [Line Items]
Ownership interest in associates	29.37%	29.38%
Gain on disposal of ownership	£ 8	£ 8	6
Turkey
Disclosure of Adjusting Items [Line Items]
Interest related to adjusting payables on settlement			11
Adjusting Items
Disclosure of Adjusting Items [Line Items]
Net finance costs	41	34	55
FII GLO
Disclosure of Adjusting Items [Line Items]
Interest expense of claims	13	£ 10	£ 20
Russian Businesses
Disclosure of Adjusting Items [Line Items]
Foreign exchange arising on the revaluation of foreign currency balances	£ 28